INCOME TAXES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Gross deferred tax assets:
Net operating loss carry-forwards	$ 4,605,967	$ 3,503,965
Stock based expenses	994,016	1,396,526
Tax credit carry-forwards	243,441	222,134
All others		13,139
Total Gross	5,843,425	5,135,764
Gross deferred tax liabilities:
Deferred tax asset valuation allowance	(5,843,425)	(5,135,764)
Net deferred tax asset (liability)